Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
10.	Equity
(a)	The Company has only one class of common shares authorized, issued and outstanding.
(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which allows for the grant of 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved one stock option plan which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

In April 2016, the Board of Directors approved one stock option plan, which was subsequently approved by the shareholders at the 2016 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 3,500,000 shares.

In April 2017, the Board of Directors approved one stock option plan, which was subsequently approved by the shareholders at the 2017 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 1,500,000 shares.

In April 2012, the Board of Directors approved the grant of stock options to employees of the Company. The number of stock options to be granted will range from 277,000 to 831,000, which is determined by achievement of a 6% to 10% return on total shareholders’ equity as at December 31, 2011 in the 9 month period from April 1, 2012 to December 31, 2012. 415,500 and 328,500 of share options were granted and immediately vested in January 2013 and June 2014 respectively. The share based compensation expenses of $156 were booked in 2014.

In January 2015, the Board of Directors approved the extension of exercisable period of 159,000 stock options out of 831,000 stock options included in the stock option grant which had been approved in April 2012. The exercisable period of stock options was extended by two years from April 26, 2015 to April 24, 2017. The share based compensation expense of $170 was booked in 2015 accordingly.

In June 2015, 75,000 of share options were granted to directors and were immediately vested upon granting. The share based compensation expense of $141 was booked in 2015 accordingly.

In April, October, November and December 2015, 776,869 share options were granted to a director and employees of the Company. The share based compensation costs of $1,374 was booked in 2015 accordingly.

In April 2016, 130,000 share options were granted to employees of the Company and were immediately vested upon granting. The share based compensation costs of $185 was booked in 2016 accordingly.

In July 2016, 2,940,000 share options were granted to directors, employees and external consultants of the Company and were vested in five equal portions of July 2016, January 2017, January 2018, January 2019 and January 2020, respectively. The share based compensation costs of $1,038 was booked in 2016 accordingly.

In March 2017, 75,000 share options were granted to employees of the Company and were vested in five equal portions of March 2017, January 2018, January 2019, January 2020, and January 2021, respectively. The share based compensation costs of $60 was booked in 2017 accordingly.

In May 2017, 800,000 share options were granted to directors of the Company and were vested in four equal portions of May 2017, January 2018, January 2019 and January 2020, respectively. The share based compensation costs of $378 was booked in 2017 accordingly.

A summary of stock option activity during the three years ended December 31, 2017 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2015	1,175,500	$6.37	$1.66
Granted	851,869	$7.53	$1.78
Exercised	(600,000)	$6.66	$1.98
Expired	(296,500)	$5.60	$1.09
Outstanding and exercisable at December 31, 2015	1,130,869	$7.29	$1.68
Granted	3,070,000	$5.87	$1.18
Exercised	(471,869)	$6.97	$1.31
Expired	(535,000)	$6.62	$1.49
Outstanding and exercisable at December 31, 2016	3,194,000	$6.08	$1.28
Granted	875,000	$11.10	$0.95
Exercised	(1,104,500)	$6.25	$0.91
Expired	(732,100)	$7.42	$1.11
Outstanding and exercisable at December 31, 2017	2,232,400	$7.52	$1.40

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options outstanding and exercisable at December 31, 2017 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2015
45,000	100% vested at date of grant	$5.33	June 5, 2015 to June 4, 2018	5.1
115,000	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	34.0
In 2016
280,000	vested in January 2018	$6.22	January 1, 2018 to December 31, 2018	12.0
280,000	vested in January 2019	$6.22	January 1, 2019 to December 31, 2019	24.0
280,000	vested in January 2020	$6.22	January 1, 2020 to December 31, 2020	36.0
190,800	vested in January 2018	$5.41	January 1, 2018 to December 31, 2018	12.0
190,800	vested in January 2019	$5.41	January 1, 2019 to December 31, 2019	24.0
190,800	vested in January 2020	$5.41	January 1, 2020 to December 31, 2020	36.0
In 2017
15,000	vested in January 2018	$7.10	January 1, 2018 to December 31, 2018	12.0
15,000	vested in January 2019	$7.10	January 1, 2019 to December 31, 2019	24.0
15,000	vested in January 2020	$7.10	January 1, 2020 to December 31, 2020	36.0
15,000	vested in January 2021	$7.10	January 1, 2021 to December 31, 2021	48.0
100,000	vested in January 2018	$7.95	January 1, 2018 to December 31, 2018	12.0
100,000	vested in January 2019	$7.95	January 1, 2019 to December 31, 2019	24.0
100,000	vested in January 2020	$7.95	January 1, 2020 to December 31, 2020	36.0
100,000	vested in January 2018	$15.00	January 1, 2018 to December 31, 2018	12.0
100,000	vested in January 2019	$15.00	January 1, 2019 to December 31, 2019	24.0
100,000	vested in January 2020	$15.00	January 1, 2020 to December 31, 2020	36.0

There was approximately nil, $ 1,728 and $1,093 respectively, of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plan at December 31, 2015, 2016 and 2017. The total amount of recognized compensation costs in 2015, 2016 and 2017 was $1,685, $1,223 and $1,424, respectively.

The total 160,000 stock options are exercisable as of December 31, 2017.

The total fair value of shares vested during fiscal years ended December 31, 2015, 2016 and 2017 was $1,515, $469 and $91.2, respectively.

The weighted average remaining contractual life of the stock options outstanding at December 31, 2015, 2016 and 2017 was approximately 44, 27 and 33 months, respectively. The weighted average fair value of options granted during 2015, 2016 and 2017 was $1.78, $1.18 and $0.95, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2015	2016	2017
Risk-free interest rate	0.85% to 1.73%	0.50% to 1.24%	0.98% to 2.02%
Expected life	3 years to 5 years	1 years to 5 years	0.67 years to 4.83 years
Expected volatility	49.50% to 55.94%	34.64% to 50.61%	31.37% to 49.63%
Expected dividend yield	1.35% to 2.02%	1.31% to 1.48%	2.26% to 2.54%

(c)	Share Buy Back

As of December 31, 2015, 3,000,000 common shares had been bought back from the open market at a purchase price of $5.50 under the Company’s cash tender offer announced on April 28, 2015 and expiring on May 29, 2015 and 3,518,750 common shares had been bought back from the open market at a purchase price of $5.50 under the Company’s cash tender offer announced on August 3, 2015 and expiring on September 4, 2015.

As of December 31, 2016, 724,750 common shares had been bought back from the open market at the average purchase price of $8.64 under the Company’s shares buyback program announced on August 22, 2016 and expiring on September 30, 2016.

As of December 31, 2017, there is no additional common shares bought back by the Company.

The share repurchase program was conducted in accordance with Rule 10b-18 of the Securities and Exchange Act of 1934.